Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

April 1, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Quaker Investment Trust
File Nos. 033-38074 and 811-06260

Ladies and Gentlemen:

In connection with the registration by Quaker Investment Trust, an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Quaker Investment Trusts’ registration statement on Form N-14, including exhibits (the “Registration Statement”).  The Registration Statement is being filed to register shares of beneficial interest that will be issued to the shareholders of the Pennsylvania Avenue Event-Driven Fund, a series of Pennsylvania Avenue Funds (the “Acquired Fund”), in connection with the transfer of assets and assumption of liabilities of the Acquired Fund in exchange for shares of beneficial interest of the Quaker Event Arbitrage Fund, a series of Quaker Investment Trust (the “Surviving Fund”).

Pursuant to Rule 488 under the 1933 Act, Quaker Investment Trust hereby proposes that the Registration Statement become effective on May 1, 2010.

Quaker Investment Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

                                Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8077.

                                                                                                                                                            Sincerely,

                                                                                                                                                            /s/Fabio Battaglia
                                                                                                                                                                    Fabio Battaglia